Note 4 - Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
	As of June 30, 2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liabilities:
Commodity price derivatives	$-	$12,558	$-	$12,558